Annual Total Returns - FidelityDefinedMaturityFunds-AIComboPRO - FidelityDefinedMaturityFunds-AIComboPRO - Fidelity Municipal Income 2025 Fund	Aug. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	May 25, 2017
Fidelity Advisor Municipal Income 2025 Fund - Class A
Bar Chart Table:
Annual Return 2018	0.93%
Annual Return 2019	7.18%
Annual Return 2020	3.37%
Annual Return 2021	0.55%
Annual Return 2022	(5.24%)